FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-2L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-2L as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
BNY Mellon MidCap Stock Initial Shares	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
BNY Mellon MidCap Stock Service Shares	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
BNY Mellon Opportunistic Small Cap Service Shares	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
BNY Mellon Stock Index Initial Shares	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
BNY Mellon Stock Index Service Shares	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
BNY Mellon Technology Growth Initial Shares	TA Goldman Sachs Managed Risk - Growth ETF Service Class
BNY Mellon Technology Growth Service Shares	TA Market Participation Strategy Service Class
BNY Mellon VIF Appreciation Initial Shares	TA PIMCO Tactical - Balanced Service Class
BNY Mellon VIF Government Money Market	TA PIMCO Tactical - Conservative Service Class
BNY Mellon VIF Growth and Income Initial Shares	TA PIMCO Tactical - Growth Service Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA WMC US Growth Initial Class
TA Aegon Core Bond Service Class	TA WMC US Growth Service Class
TA Aegon Sustainable Equity Income Initial Class

1

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-2L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-2L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA-2L since 2014.

2

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BNY Mellon Growth and Income Service Shares	119,092.694	$3,514,436	$3,448,924	$(14)	$3,448,910	178,938	$2.829817	$94.874401

BNY Mellon MidCap Stock Initial Shares	548,956.680	10,345,807	9,035,827	(11)	9,035,816	344,554	1.814809	36.390890

BNY Mellon MidCap Stock Service Shares	209,897.321	3,951,669	3,433,920	28	3,433,948	313,869	2.967407	34.840201

BNY Mellon Opportunistic Small Cap Service Shares	41,994.452	1,830,815	1,544,976	(1)	1,544,975	131,750	2.021244	175.103003

BNY Mellon Stock Index Initial Shares	752,944.752	36,465,721	43,527,736	(18)	43,527,718	505,343	2.379049	146.806694

BNY Mellon Stock Index Service Shares	112,837.187	5,611,008	6,541,172	(37)	6,541,135	470,311	3.459968	138.850118

BNY Mellon Sustainable U.S. Equity Initial Shares	248,967.496	9,313,285	10,389,414	(12)	10,389,402	128,286	2.572693	86.271581

BNY Mellon Technology Growth Initial Shares	622,067.750	14,954,956	10,929,730	39	10,929,769	600,355	2.742636	23.059543

BNY Mellon Technology Growth Service Shares	83,067.320	1,799,605	1,314,956	8	1,314,964	127,813	2.432862	21.797877

BNY Mellon VIF Appreciation Initial Shares	1,379,443.914	51,829,731	44,045,644	(4)	44,045,640	637,444	2.324265	122.037572

BNY Mellon VIF Government Money Market	33,443,210.300	33,443,210	33,443,210	(68)	33,443,142	27,401,944	0.752060	1.257899

BNY Mellon VIF Growth and Income Initial Shares	1,021,454.108	30,255,935	29,489,380	3	29,489,383	494,158	2.421111	101.135416

BNY Mellon VIF Opportunistic Small Cap Initial Shares	455,669.705	20,022,799	17,948,830	(9)	17,948,821	134,750	1.542877	185.240549

TA Aegon Core Bond Service Class	321,757.869	4,418,009	3,703,433	14	3,703,447	3,988,173	0.876730	0.936542

TA Aegon Sustainable Equity Income Initial Class	237,073.237	4,841,193	4,165,377	(43)	4,165,334	3,801,074	1.036273	1.105893

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	54,413.500	584,558	450,000	(1)	449,999	396,037	1.012712	10.695717

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	52,389.643	570,934	461,553	1	461,554	389,897	1.015514	10.562917

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	29,589.951	310,584	262,463	(2)	262,461	236,978	0.987594	10.024634

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	60,917.946	726,245	576,893	4	576,897	502,624	1.022959	10.493985

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	20,015.149	256,448	201,553	(3)	201,550	163,731	1.097160	10.834917

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	112,099.543	1,408,345	1,228,611	(23)	1,228,588	950,802	1.151710	11.339965

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	95,542.698	1,187,168	1,040,460	5	1,040,465	879,299	1.054607	10.610046

TA Goldman Sachs Managed Risk - Growth ETF Service Class	60,081.991	616,349	550,952	(2)	550,950	371,869	1.325065	12.329853

TA Market Participation Strategy Service Class	8,065.047	92,156	72,585	-	72,585	45,414	1.430421	13.712345

TA PIMCO Tactical - Balanced Service Class	26,528.868	308,938	231,597	4	231,601	186,337	1.112329	10.782915

TA PIMCO Tactical - Conservative Service Class	60,521.311	700,495	542,876	7	542,883	444,372	1.093361	10.828701

TA PIMCO Tactical - Growth Service Class	36,553.352	411,405	310,703	1	310,704	228,709	1.218306	11.646002

TA WMC US Growth Initial Class	240,738.770	8,026,989	6,244,764	(13)	6,244,751	153,671	2.939170	43.295906

TA WMC US Growth Service Class	368,123.109	11,439,219	9,088,960	(13)	9,088,947	5,693,942	1.508305	1.611174

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

BNY Mellon Growth and Income Service Shares	$3,328,481	$120,429	$3,448,910

BNY Mellon MidCap Stock Initial Shares	8,845,885	189,931	9,035,816

BNY Mellon MidCap Stock Service Shares	3,305,498	128,450	3,433,948

BNY Mellon Opportunistic Small Cap Service Shares	1,533,619	11,356	1,544,975

BNY Mellon Stock Index Initial Shares	42,222,091	1,305,627	43,527,718

BNY Mellon Stock Index Service Shares	6,318,009	223,126	6,541,135

BNY Mellon Sustainable U.S. Equity Initial Shares	10,298,327	91,075	10,389,402

BNY Mellon Technology Growth Initial Shares	10,534,529	395,240	10,929,769

BNY Mellon Technology Growth Service Shares	1,248,943	66,021	1,314,964

BNY Mellon VIF Appreciation Initial Shares	43,312,420	733,220	44,045,640

BNY Mellon VIF Government Money Market	32,241,773	1,201,369	33,443,142

BNY Mellon VIF Growth and Income Initial Shares	28,870,099	619,284	29,489,383

BNY Mellon VIF Opportunistic Small Cap Initial Shares	17,793,032	155,789	17,948,821

TA Aegon Core Bond Service Class	3,436,962	266,485	3,703,447

TA Aegon Sustainable Equity Income Initial Class	3,995,913	169,421	4,165,334

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	449,999	-	449,999

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	441,887	19,667	461,554

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	262,461	-	262,461

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	576,897	-	576,897

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	201,550	-	201,550

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	1,228,588	-	1,228,588

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,040,465	-	1,040,465

TA Goldman Sachs Managed Risk - Growth ETF Service Class	535,476	15,474	550,950

TA Market Participation Strategy Service Class	72,585	-	72,585

TA PIMCO Tactical - Balanced Service Class	231,601	-	231,601

TA PIMCO Tactical - Conservative Service Class	542,883	-	542,883

TA PIMCO Tactical - Growth Service Class	305,315	5,389	310,704

TA WMC US Growth Initial Class	5,918,372	326,379	6,244,751

TA WMC US Growth Service Class	8,682,486	406,461	9,088,947

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Growth and Income Service Shares	BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Service Shares	BNY Mellon Opportunistic Small Cap Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$4,132,849	$11,761,082	$4,031,559	$1,974,332

Investment Income:
Reinvested Dividends	9,506	82,030	19,954	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,156	183,617	62,386	29,565

Net Investment Income (Loss)	(51,650)	(101,587)	(42,432)	(29,565)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	285,448	83,014	28,642	-
Realized Gain (Loss) on Investments	214,772	1,432,958	83,013	68,011

Net Realized Capital Gains (Losses) on Investments	500,220	1,515,972	111,655	68,011
Net Change in Unrealized Appreciation (Depreciation)	463,498	1,354,076	866,168	246,348

Net Gain (Loss) on Investment	963,718	2,870,048	977,823	314,359

Net Increase (Decrease) in Net Assets Resulting from Operations	912,068	2,768,461	935,391	284,794

Increase (Decrease) in Net Assets from Contract Transactions	(759,884)	(2,861,982)	(488,617)	(238,984)

Total Increase (Decrease) in Net Assets	152,184	(93,521)	446,774	45,810

Net Assets as of December 31, 2021:	$4,285,033	$11,667,561	$4,478,333	$2,020,142

Investment Income:
Reinvested Dividends	19,552	72,029	16,495	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,590	137,412	51,225	23,916

Net Investment Income (Loss)	(31,038)	(65,383)	(34,730)	(23,916)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	718,727	2,429,601	909,623	376,268
Realized Gain (Loss) on Investments	66,870	(128,644)	(19,453)	(4,133)

Net Realized Capital Gains (Losses) on Investments	785,597	2,300,957	890,170	372,135
Net Change in Unrealized Appreciation (Depreciation)	(1,427,976)	(3,984,910)	(1,528,996)	(709,562)

Net Gain (Loss) on Investment	(642,379)	(1,683,953)	(638,826)	(337,427)

Net Increase (Decrease) in Net Assets Resulting from Operations	(673,417)	(1,749,336)	(673,556)	(361,343)

Increase (Decrease) in Net Assets from Contract Transactions	(162,706)	(882,409)	(370,829)	(113,824)

Total Increase (Decrease) in Net Assets	(836,123)	(2,631,745)	(1,044,385)	(475,167)

Net Assets as of December 31, 2022:	$3,448,910	$9,035,816	$3,433,948	$1,544,975

See Accompanying Notes.	5

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Service Shares	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Technology Growth Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$51,056,014	$8,266,266	$12,896,929	$27,286,863

Investment Income:
Reinvested Dividends	634,458	69,522	105,856	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	781,048	121,449	193,942	385,333

Net Investment Income (Loss)	(146,590)	(51,927)	(88,086)	(385,333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,436,883	375,599	311,263	3,664,661
Realized Gain (Loss) on Investments	3,949,502	946,014	741,305	5,222,635

Net Realized Capital Gains (Losses) on Investments	6,386,385	1,321,613	1,052,568	8,887,296
Net Change in Unrealized Appreciation (Depreciation)	6,871,003	733,017	2,168,842	(5,369,198)

Net Gain (Loss) on Investment	13,257,388	2,054,630	3,221,410	3,518,098

Net Increase (Decrease) in Net Assets Resulting from Operations	13,110,798	2,002,703	3,133,324	3,132,765

Increase (Decrease) in Net Assets from Contract Transactions	(4,378,580)	(1,578,627)	(1,355,086)	(6,806,918)

Total Increase (Decrease) in Net Assets	8,732,218	424,076	1,778,238	(3,674,153)

Net Assets as of December 31, 2021:	$59,788,232	$8,690,342	$14,675,167	$23,612,710

Investment Income:
Reinvested Dividends	648,644	78,062	62,584	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	682,530	101,840	163,625	210,462

Net Investment Income (Loss)	(33,886)	(23,778)	(101,041)	(210,462)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,273,495	618,472	857,140	1,529,933
Realized Gain (Loss) on Investments	3,480,731	260,775	107,286	434,363

Net Realized Capital Gains (Losses) on Investments	7,754,226	879,247	964,426	1,964,296
Net Change in Unrealized Appreciation (Depreciation)	(19,045,813)	(2,527,197)	(4,314,303)	(12,601,045)

Net Gain (Loss) on Investment	(11,291,587)	(1,647,950)	(3,349,877)	(10,636,749)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,325,473)	(1,671,728)	(3,450,918)	(10,847,211)

Increase (Decrease) in Net Assets from Contract Transactions	(4,935,041)	(477,479)	(834,847)	(1,835,730)

Total Increase (Decrease) in Net Assets	(16,260,514)	(2,149,207)	(4,285,765)	(12,682,941)

Net Assets as of December 31, 2022:	$43,527,718	$6,541,135	$10,389,402	$10,929,769

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Technology Growth Service Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Government Money Market	BNY Mellon VIF Growth and Income Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$2,858,398	$56,049,198	$43,812,916	$34,857,225

Investment Income:
Reinvested Dividends	-	261,458	4,106	178,500
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,861	833,960	575,594	531,298

Net Investment Income (Loss)	(40,861)	(572,502)	(571,488)	(352,798)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	399,732	5,683,000	-	2,481,015
Realized Gain (Loss) on Investments	309,568	3,320,372	-	2,740,170

Net Realized Capital Gains (Losses) on Investments	709,300	9,003,372	-	5,221,185
Net Change in Unrealized Appreciation (Depreciation)	(371,336)	5,102,919	-	3,184,038

Net Gain (Loss) on Investment	337,964	14,106,291	-	8,405,223

Net Increase (Decrease) in Net Assets Resulting from Operations	297,103	13,533,789	(571,488)	8,052,425

Increase (Decrease) in Net Assets from Contract Transactions	(511,760)	(10,721,271)	(6,179,383)	(4,396,942)

Total Increase (Decrease) in Net Assets	(214,657)	2,812,518	(6,750,871)	3,655,483

Net Assets as of December 31, 2021:	$2,643,741	$58,861,716	$37,062,045	$38,512,708

Investment Income:
Reinvested Dividends	-	315,831	431,485	254,087
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,970	661,577	490,611	448,212

Net Investment Income (Loss)	(24,970)	(345,746)	(59,126)	(194,125)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	191,054	14,225,507	-	6,522,892
Realized Gain (Loss) on Investments	3,782	(1,164,262)	-	986,470

Net Realized Capital Gains (Losses) on Investments	194,836	13,061,245	-	7,509,362
Net Change in Unrealized Appreciation (Depreciation)	(1,414,798)	(23,874,211)	-	(13,307,754)

Net Gain (Loss) on Investment	(1,219,962)	(10,812,966)	-	(5,798,392)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,244,932)	(11,158,712)	(59,126)	(5,992,517)

Increase (Decrease) in Net Assets from Contract Transactions	(83,845)	(3,657,364)	(3,559,777)	(3,030,808)

Total Increase (Decrease) in Net Assets	(1,328,777)	(14,816,076)	(3,618,903)	(9,023,325)

Net Assets as of December 31, 2022:	$1,314,964	$44,045,640	$33,443,142	$29,489,383

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA Aegon Core Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$23,747,374	$5,921,630	$5,844,960	$639,267

Investment Income:
Reinvested Dividends	28,109	122,736	113,842	6,649
Investment Expense:
Mortality and Expense Risk and Administrative Charges	354,929	74,943	80,583	9,451

Net Investment Income (Loss)	(326,820)	47,793	33,259	(2,802)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	181,125	-	9,745
Realized Gain (Loss) on Investments	1,648,196	38,000	(361,299)	38,070

Net Realized Capital Gains (Losses) on Investments	1,648,196	219,125	(361,299)	47,815
Net Change in Unrealized Appreciation (Depreciation)	2,140,883	(412,184)	1,410,591	(7,330)

Net Gain (Loss) on Investment	3,789,079	(193,059)	1,049,292	40,485

Net Increase (Decrease) in Net Assets Resulting from Operations	3,462,259	(145,266)	1,082,551	37,683

Increase (Decrease) in Net Assets from Contract Transactions	(3,359,658)	(837,626)	(1,502,629)	(30,850)

Total Increase (Decrease) in Net Assets	102,601	(982,892)	(420,078)	6,833

Net Assets as of December 31, 2021:	$23,849,975	$4,938,738	$5,424,882	$646,100

Investment Income:
Reinvested Dividends	-	98,003	94,299	7,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	273,878	57,444	62,474	7,477

Net Investment Income (Loss)	(273,878)	40,559	31,825	(247)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,097,090	17,560	153,010	74,107
Realized Gain (Loss) on Investments	466,088	(80,037)	(196,906)	(26,929)

Net Realized Capital Gains (Losses) on Investments	4,563,178	(62,477)	(43,896)	47,178
Net Change in Unrealized Appreciation (Depreciation)	(8,374,890)	(632,805)	(674,273)	(151,394)

Net Gain (Loss) on Investment	(3,811,712)	(695,282)	(718,169)	(104,216)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,085,590)	(654,723)	(686,344)	(104,463)

Increase (Decrease) in Net Assets from Contract Transactions	(1,815,564)	(580,568)	(573,204)	(91,638)

Total Increase (Decrease) in Net Assets	(5,901,154)	(1,235,291)	(1,259,548)	(196,101)

Net Assets as of December 31, 2022:	$17,948,821	$3,703,447	$4,165,334	$449,999

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$1,075,406	$395,991	$648,503	$281,500

Investment Income:
Reinvested Dividends	7,850	2,106	3,901	931
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,237	5,296	9,599	4,222

Net Investment Income (Loss)	(5,387)	(3,190)	(5,698)	(3,291)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	65,360	28,974
Realized Gain (Loss) on Investments	6,517	6,483	1,663	2,885

Net Realized Capital Gains (Losses) on Investments	6,517	6,483	67,023	31,859
Net Change in Unrealized Appreciation (Depreciation)	61,550	20,397	(10,033)	8,140

Net Gain (Loss) on Investment	68,067	26,880	56,990	39,999

Net Increase (Decrease) in Net Assets Resulting from Operations	62,680	23,690	51,292	36,708

Increase (Decrease) in Net Assets from Contract Transactions	(282,654)	(119,851)	13,619	(40,338)

Total Increase (Decrease) in Net Assets	(219,974)	(96,161)	64,911	(3,630)

Net Assets as of December 31, 2021:	$855,432	$299,830	$713,414	$277,870

Investment Income:
Reinvested Dividends	6,616	3,694	7,128	2,504
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,162	3,870	8,653	3,095

Net Investment Income (Loss)	(1,546)	(176)	(1,525)	(591)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,617	12,667	45,999	20,662
Realized Gain (Loss) on Investments	(6,952)	(1,286)	(4,816)	(1,488)

Net Realized Capital Gains (Losses) on Investments	54,665	11,381	41,183	19,174
Net Change in Unrealized Appreciation (Depreciation)	(189,142)	(73,024)	(160,386)	(65,695)

Net Gain (Loss) on Investment	(134,477)	(61,643)	(119,203)	(46,521)

Net Increase (Decrease) in Net Assets Resulting from Operations	(136,023)	(61,819)	(120,728)	(47,112)

Increase (Decrease) in Net Assets from Contract Transactions	(257,855)	24,450	(15,789)	(29,208)

Total Increase (Decrease) in Net Assets	(393,878)	(37,369)	(136,517)	(76,320)

Net Assets as of December 31, 2022:	$461,554	$262,461	$576,897	$201,550

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$1,017,253	$1,127,459	$690,101	$82,070

Investment Income:
Reinvested Dividends	11,658	18,448	6,615	409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,598	16,185	10,402	1,164

Net Investment Income (Loss)	(2,940)	2,263	(3,787)	(755)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,101	16,025	35,386	8,477
Realized Gain (Loss) on Investments	16,752	2,874	1,154	1,247

Net Realized Capital Gains (Losses) on Investments	63,853	18,899	36,540	9,724
Net Change in Unrealized Appreciation (Depreciation)	21,622	(5,513)	52,840	1,191

Net Gain (Loss) on Investment	85,475	13,386	89,380	10,915

Net Increase (Decrease) in Net Assets Resulting from Operations	82,535	15,649	85,593	10,160

Increase (Decrease) in Net Assets from Contract Transactions	512,963	3,936	(3,885)	(5,326)

Total Increase (Decrease) in Net Assets	595,498	19,585	81,708	4,834

Net Assets as of December 31, 2021:	$1,612,751	$1,147,044	$771,809	$86,904

Investment Income:
Reinvested Dividends	19,447	17,536	8,174	26
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,081	14,900	8,246	1,065

Net Investment Income (Loss)	1,366	2,636	(72)	(1,039)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,426	16,381	34,334	18,824
Realized Gain (Loss) on Investments	11,526	(5,795)	(656)	(52)

Net Realized Capital Gains (Losses) on Investments	43,952	10,586	33,678	18,772
Net Change in Unrealized Appreciation (Depreciation)	(277,616)	(168,637)	(146,117)	(32,049)

Net Gain (Loss) on Investment	(233,664)	(158,051)	(112,439)	(13,277)

Net Increase (Decrease) in Net Assets Resulting from Operations	(232,298)	(155,415)	(112,511)	(14,316)

Increase (Decrease) in Net Assets from Contract Transactions	(151,865)	48,836	(108,348)	(3)

Total Increase (Decrease) in Net Assets	(384,163)	(106,579)	(220,859)	(14,319)

Net Assets as of December 31, 2022:	$1,228,588	$1,040,465	$550,950	$72,585

See Accompanying Notes.	10

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$453,058	$858,279	$336,744	$14,146,617

Investment Income:
Reinvested Dividends	-	8,062	-	11,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,887	11,490	5,212	201,094

Net Investment Income (Loss)	(5,887)	(3,428)	(5,212)	(189,352)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,094	62,747	28,564	2,170,268
Realized Gain (Loss) on Investments	5,295	15,127	(308)	3,090,560

Net Realized Capital Gains (Losses) on Investments	35,389	77,874	28,256	5,260,828
Net Change in Unrealized Appreciation (Depreciation)	(8,394)	(50,881)	4,572	(2,449,521)

Net Gain (Loss) on Investment	26,995	26,993	32,828	2,811,307

Net Increase (Decrease) in Net Assets Resulting from Operations	21,108	23,565	27,616	2,621,955

Increase (Decrease) in Net Assets from Contract Transactions	(84,083)	(113,438)	15,876	(5,986,588)

Total Increase (Decrease) in Net Assets	(62,975)	(89,873)	43,492	(3,364,633)

Net Assets as of December 31, 2021:	$390,083	$768,406	$380,236	$10,781,984

Investment Income:
Reinvested Dividends	1,379	8,158	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,854	9,727	4,732	107,908

Net Investment Income (Loss)	(2,475)	(1,569)	(4,732)	(107,908)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,165	44,823	44,893	1,267,832
Realized Gain (Loss) on Investments	(16,907)	(67,817)	(3,703)	412,945

Net Realized Capital Gains (Losses) on Investments	6,258	(22,994)	41,190	1,680,777
Net Change in Unrealized Appreciation (Depreciation)	(76,209)	(128,645)	(110,774)	(4,885,272)

Net Gain (Loss) on Investment	(69,951)	(151,639)	(69,584)	(3,204,495)

Net Increase (Decrease) in Net Assets Resulting from Operations	(72,426)	(153,208)	(74,316)	(3,312,403)

Increase (Decrease) in Net Assets from Contract Transactions	(86,056)	(72,315)	4,784	(1,224,830)

Total Increase (Decrease) in Net Assets	(158,482)	(225,523)	(69,532)	(4,537,233)

Net Assets as of December 31, 2022:	$231,601	$542,883	$310,704	$6,244,751

See Accompanying Notes.	11

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

TA WMC US Growth Service Class
Subaccount

Net Assets as of December 31, 2020:	$15,370,001

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	211,527

Net Investment Income (Loss)	(211,527)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,196,934
Realized Gain (Loss) on Investments	1,432,261

Net Realized Capital Gains (Losses) on Investments	3,629,195
Net Change in Unrealized Appreciation (Depreciation)	(849,044)

Net Gain (Loss) on Investment	2,780,151

Net Increase (Decrease) in Net Assets Resulting from Operations	2,568,624

Increase (Decrease) in Net Assets from Contract Transactions	(3,151,737)

Total Increase (Decrease) in Net Assets	(583,113)

Net Assets as of December 31, 2021:	$14,786,888

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,278

Net Investment Income (Loss)	(156,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,961,687
Realized Gain (Loss) on Investments	5,245

Net Realized Capital Gains (Losses) on Investments	1,966,932
Net Change in Unrealized Appreciation (Depreciation)	(6,502,990)

Net Gain (Loss) on Investment	(4,536,058)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,692,336)

Increase (Decrease) in Net Assets from Contract Transactions	(1,005,605)

Total Increase (Decrease) in Net Assets	(5,697,941)

Net Assets as of December 31, 2022:	$9,088,947

See Accompanying Notes.	12

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

1.   Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds:	BNY Mellon Funds:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class

13

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Managed Risk - Conservative ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class

14

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

15

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Growth and Income Service Shares	$955,223	$430,240

BNY Mellon MidCap Stock Initial Shares	2,544,892	1,063,082

BNY Mellon MidCap Stock Service Shares	981,551	477,480

BNY Mellon Opportunistic Small Cap Service Shares	394,521	155,991

BNY Mellon Stock Index Initial Shares	5,820,517	6,515,947

BNY Mellon Stock Index Service Shares	862,683	745,474

BNY Mellon Sustainable U.S. Equity Initial Shares	1,032,290	1,111,041

BNY Mellon Technology Growth Initial Shares	2,079,199	2,595,421

BNY Mellon Technology Growth Service Shares	296,300	214,052

BNY Mellon VIF Appreciation Initial Shares	14,912,778	4,690,380

BNY Mellon VIF Government Money Market	2,560,478	6,179,510

BNY Mellon VIF Growth and Income Initial Shares	7,057,727	3,759,764

BNY Mellon VIF Opportunistic Small Cap Initial Shares	4,192,553	2,184,902

TA Aegon Core Bond Service Class	323,304	845,728

TA Aegon Sustainable Equity Income Initial Class	283,567	671,916

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	87,238	105,013

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	98,470	296,252

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	43,369	6,429

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	89,736	61,051

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	29,126	38,262

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	67,847	185,923

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	141,463	73,612

TA Goldman Sachs Managed Risk - Growth ETF Service Class	52,762	126,849

TA Market Participation Strategy Service Class	18,851	1,070

TA PIMCO Tactical - Balanced Service Class	39,425	104,790

TA PIMCO Tactical - Conservative Service Class	240,592	269,656

TA PIMCO Tactical - Growth Service Class	56,928	11,983

TA WMC US Growth Initial Class	1,272,779	1,337,691

TA WMC US Growth Service Class	2,135,394	1,335,606

16

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	53,628	(35,734)	17,894	984	(50,252)	(49,268)

BNY Mellon MidCap Stock Initial Shares	5,356	(41,611)	(36,255)	9,935	(91,415)	(81,480)

BNY Mellon MidCap Stock Service Shares	13,469	(28,663)	(15,194)	58,559	(97,786)	(39,227)

BNY Mellon Opportunistic Small Cap Service Shares	2,644	(28,126)	(25,482)	46,141	(45,820)	321

BNY Mellon Stock Index Initial Shares	57,640	(75,240)	(17,600)	46,410	(93,374)	(46,964)

BNY Mellon Stock Index Service Shares	31,497	(29,956)	1,541	1,057	(85,504)	(84,447)

BNY Mellon Sustainable U.S. Equity Initial Shares	1,988	(11,270)	(9,282)	1,590	(15,408)	(13,818)

BNY Mellon Technology Growth Initial Shares	48,209	(111,490)	(63,281)	7,196	(175,840)	(168,644)

BNY Mellon Technology Growth Service Shares	14,332	(35,145)	(20,813)	1,323	(37,929)	(36,606)

BNY Mellon VIF Appreciation Initial Shares	111,064	(133,756)	(22,692)	19,454	(130,457)	(111,003)

BNY Mellon VIF Government Money Market	1,991,325	(4,762,216)	(2,770,891)	2,934,942	(7,884,070)	(4,949,128)

BNY Mellon VIF Growth and Income Initial Shares	63,997	(77,155)	(13,158)	44,429	(83,409)	(38,980)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	5,442	(48,700)	(43,258)	30,121	(55,408)	(25,287)

TA Aegon Core Bond Service Class	212,014	(787,985)	(575,971)	200,249	(963,393)	(763,144)

TA Aegon Sustainable Equity Income Initial Class	36,294	(548,984)	(512,690)	30,532	(1,326,333)	(1,295,801)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	4,600	(83,577)	(78,977)	386,072	(401,215)	(15,143)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	9,869	(233,698)	(223,829)	12,029	(222,501)	(210,472)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	21,154	(2,278)	18,876	14,595	(102,342)	(87,747)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	28,396	(41,421)	(13,025)	29,678	(18,723)	10,955

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	4,256	(25,477)	(21,221)	59,308	(85,761)	(26,453)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	12,040	(116,499)	(104,459)	454,145	(116,756)	337,389

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	82,998	(46,627)	36,371	67,400	(64,118)	3,282

TA Goldman Sachs Managed Risk - Growth ETF Service Class	7,500	(74,137)	(66,637)	1,097	(3,601)	(2,504)

TA Market Participation Strategy Service Class	-	(3)	(3)	-	(2,993)	(2,993)

TA PIMCO Tactical - Balanced Service Class	10,515	(72,881)	(62,366)	25,931	(80,296)	(54,365)

TA PIMCO Tactical - Conservative Service Class	133,086	(201,757)	(68,671)	25,657	(101,542)	(75,885)

17

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Growth Service Class	7,652	(5,330)	2,322	14,489	(4,049)	10,440

TA WMC US Growth Initial Class	1,060	(56,371)	(55,311)	3,919	(108,478)	(104,559)

TA WMC US Growth Service Class	102,258	(662,719)	(560,461)	97,305	(1,558,196)	(1,460,891)

18

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	$214,656	$(377,362)	$(162,706)	$44,889	$(804,773)	$(759,884)

BNY Mellon MidCap Stock Initial Shares	51,435	(933,844)	(882,409)	334,585	(3,196,567)	(2,861,982)

BNY Mellon MidCap Stock Service Shares	56,782	(427,611)	(370,829)	231,170	(719,787)	(488,617)

BNY Mellon Opportunistic Small Cap Service Shares	19,967	(133,791)	(113,824)	128,308	(367,292)	(238,984)

BNY Mellon Stock Index Initial Shares	902,597	(5,837,638)	(4,935,041)	1,841,282	(6,219,862)	(4,378,580)

BNY Mellon Stock Index Service Shares	169,963	(647,442)	(477,479)	34,783	(1,613,410)	(1,578,627)

BNY Mellon Sustainable U.S. Equity Initial Shares	100,636	(935,483)	(834,847)	115,523	(1,470,609)	(1,355,086)

BNY Mellon Technology Growth Initial Shares	576,137	(2,411,867)	(1,835,730)	208,638	(7,015,556)	(6,806,918)

BNY Mellon Technology Growth Service Shares	107,633	(191,478)	(83,845)	23,064	(534,824)	(511,760)

BNY Mellon VIF Appreciation Initial Shares	399,373	(4,056,737)	(3,657,364)	772,954	(11,494,225)	(10,721,271)

BNY Mellon VIF Government Money Market	2,157,807	(5,717,584)	(3,559,777)	3,391,596	(9,570,979)	(6,179,393)

BNY Mellon VIF Growth and Income Initial Shares	296,799	(3,327,607)	(3,030,808)	803,391	(5,200,333)	(4,396,942)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	109,183	(1,924,747)	(1,815,564)	725,723	(4,085,381)	(3,359,658)

TA Aegon Core Bond Service Class	210,797	(791,365)	(580,568)	217,925	(1,055,551)	(837,626)

TA Aegon Sustainable Equity Income Initial Class	38,585	(611,789)	(573,204)	34,869	(1,537,498)	(1,502,629)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	5,943	(97,581)	(91,638)	504,511	(535,361)	(30,850)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	30,388	(288,243)	(257,855)	15,766	(298,420)	(282,654)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	27,016	(2,566)	24,450	20,014	(139,865)	(119,851)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	36,834	(52,623)	(15,789)	38,605	(24,986)	13,619

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	5,978	(35,186)	(29,208)	87,042	(127,380)	(40,338)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	16,686	(168,551)	(151,865)	682,154	(169,191)	512,963

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	107,793	(58,957)	48,836	90,331	(86,395)	3,936

TA Goldman Sachs Managed Risk - Growth ETF Service Class	10,397	(118,745)	(108,348)	1,761	(5,646)	(3,885)

19

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Market Participation Strategy Service Class	$-	$(3)	$(3)	$-	$(5,326)	$(5,326)

TA PIMCO Tactical - Balanced Service Class	14,921	(100,977)	(86,056)	39,856	(123,939)	(84,083)

TA PIMCO Tactical - Conservative Service Class	187,798	(260,113)	(72,315)	37,170	(150,608)	(113,438)

TA PIMCO Tactical - Growth Service Class	12,073	(7,289)	4,784	22,595	(6,719)	15,876

TA WMC US Growth Initial Class	4,458	(1,229,288)	(1,224,830)	128,934	(6,115,522)	(5,986,588)

TA WMC US Growth Service Class	188,588	(1,194,193)	(1,005,605)	210,179	(3,361,916)	(3,151,737)

20

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2022	178,938	$2.83	to	$3.40	$3,448,910	0.54%	1.25%	to	2.50%	(16.07)%	to	(17.10	) %
12/31/2021	161,044	3.37	to	4.10	4,285,033	0.22	1.25	to	2.50	23.77	to	22.26
12/31/2020	210,312	2.72	to	3.35	4,132,849	0.52	1.25	to	2.50	22.80	to	21.30
12/31/2019	258,971	2.22	to	2.76	3,919,173	0.82	1.25	to	2.50	27.20	to	25.65
12/31/2018	307,777	1.74	to	2.20	3,595,380	0.53	1.25	to	2.50	(6.08)	to	(7.23)
BNY Mellon MidCap Stock Initial Shares
12/31/2022	344,554	2.29	to	1.81	9,035,816	0.74	1.25	to	2.65	(15.14)	to	(16.29)
12/31/2021	380,809	2.70	to	2.17	11,667,561	0.63	1.25	to	2.65	24.33	to	22.63
12/31/2020	462,289	2.17	to	1.77	11,761,082	0.83	1.25	to	2.65	6.77	to	5.31
12/31/2019	517,240	2.04	to	1.68	11,848,630	0.65	1.25	to	2.65	18.70	to	17.08
12/31/2018	624,483	1.71	to	1.43	10,856,312	0.58	1.25	to	2.65	(16.54)	to	(17.56)
BNY Mellon MidCap Stock Service Shares
12/31/2022	313,869	3.07	to	2.97	3,433,948	0.45	1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	329,063	3.62	to	3.55	4,478,333	0.45	1.25	to	2.50	24.01	to	22.50
12/31/2020	368,290	2.92	to	2.90	4,031,559	0.59	1.25	to	2.50	6.51	to	5.21
12/31/2019	461,842	2.74	to	2.75	4,597,549	0.40	1.25	to	2.50	18.37	to	16.93
12/31/2018	553,507	2.32	to	2.35	4,311,312	0.35	1.25	to	2.50	(16.73)	to	(17.75)
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2022	131,750	2.78	to	2.17	1,544,975	-	1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	157,232	3.39	to	2.68	2,020,142	-	1.25	to	2.50	14.73	to	13.33
12/31/2020	156,911	2.95	to	2.36	1,974,332	0.47	1.25	to	2.50	18.10	to	16.66
12/31/2019	252,956	2.50	to	2.03	2,218,319	-	1.25	to	2.50	19.99	to	18.53
12/31/2018	255,287	2.08	to	1.71	1,934,001	-	1.25	to	2.50	(20.29)	to	(21.27)
BNY Mellon Stock Index Initial Shares
12/31/2022	505,343	17.27	to	2.38	43,527,718	1.33	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	522,943	21.41	to	2.99	59,788,232	1.14	1.25	to	2.50	26.83	to	25.28
12/31/2020	569,907	16.88	to	2.38	51,056,014	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	611,150	14.48	to	2.07	47,051,489	1.71	1.25	to	2.50	29.56	to	27.98
12/31/2018	728,502	11.18	to	1.62	40,937,111	1.64	1.25	to	2.50	(5.82)	to	(6.97)
BNY Mellon Stock Index Service Shares
12/31/2022	470,311	3.69	to	3.46	6,541,135	1.08	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	468,770	4.59	to	4.35	8,690,342	0.81	1.25	to	2.50	26.53	to	24.99
12/31/2020	553,217	3.63	to	3.48	8,266,266	1.32	1.25	to	2.50	16.26	to	14.84
12/31/2019	502,332	3.12	to	3.03	7,677,926	1.45	1.25	to	2.50	29.23	to	27.65
12/31/2018	551,682	2.42	to	2.38	6,889,414	1.37	1.25	to	2.50	(6.04)	to	(7.19)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	128,286	86.27	to	2.57	10,389,402	0.53	1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	137,568	113.25	to	3.42	14,675,167	0.76	1.25	to	2.50	25.43	to	23.90
12/31/2020	151,386	90.29	to	2.76	12,896,929	1.10	1.25	to	2.50	22.61	to	21.12
12/31/2019	162,585	73.64	to	2.28	11,302,259	1.48	1.25	to	2.50	32.70	to	31.08
12/31/2018	178,302	55.49	to	1.74	9,309,811	1.79	1.25	to	2.50	(5.59)	to	(6.75)
BNY Mellon Technology Growth Initial Shares
12/31/2022	600,355	2.74	to	2.76	10,929,769	-	1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	663,636	5.18	to	5.28	23,612,710	-	1.25	to	2.50	11.53	to	10.17
12/31/2020	832,280	4.64	to	4.80	27,286,863	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	870,881	2.77	to	2.89	16,652,769	-	1.25	to	2.50	24.26	to	22.75
12/31/2018	893,686	2.23	to	2.36	14,766,108	-	1.25	to	2.50	(2.21)	to	(3.41)

21

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2022	127,813	$2.43	to	$3.67	$1,314,964	-%	1.25%	to	2.50%	(47.18)%	to	(47.82	) %
12/31/2021	148,626	4.61	to	7.03	2,643,741	-	1.25	to	2.50	11.25	to	9.90
12/31/2020	185,232	4.14	to	6.40	2,858,398	0.06	1.25	to	2.50	67.48	to	65.44
12/31/2019	175,322	2.47	to	3.87	1,734,492	-	1.25	to	2.50	23.96	to	22.45
12/31/2018	222,772	1.99	to	3.16	1,767,538	-	1.25	to	2.50	(2.49)	to	(3.69)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	637,444	122.04	to	2.32	44,045,640	0.67	1.25	to	2.65	(19.07)	to	(20.18)
12/31/2021	660,136	150.80	to	2.91	58,861,716	0.44	1.25	to	2.65	25.56	to	23.85
12/31/2020	771,139	120.10	to	2.35	56,049,198	0.79	1.25	to	2.65	22.16	to	20.50
12/31/2019	758,667	98.31	to	1.95	50,427,506	1.16	1.25	to	2.65	34.42	to	32.58
12/31/2018	892,620	73.14	to	1.47	40,948,437	1.25	1.25	to	2.65	(8.01)	to	(9.14)
BNY Mellon VIF Government Money Market
12/31/2022	27,401,944	0.96	to	0.75	33,443,142	1.23	1.25	to	2.65	0.02	to	(1.34)
12/31/2021	30,172,835	0.95	to	0.76	37,062,045	0.01	1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	35,121,963	0.97	to	0.78	43,812,916	0.13	1.25	to	2.65	(1.02)	to	(2.23)
12/31/2019	18,897,378	0.98	to	0.80	23,758,016	1.66	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	21,785,784	0.97	to	0.81	27,381,138	1.27	1.25	to	2.50	0.03	to	(1.20)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2022	494,158	101.14	to	2.42	29,489,383	0.79	1.25	to	2.65	(15.87)	to	(17.01)
12/31/2021	507,316	120.21	to	2.92	38,512,708	0.47	1.25	to	2.65	24.08	to	22.39
12/31/2020	546,296	96.88	to	2.38	34,857,225	0.77	1.25	to	2.65	23.09	to	21.42
12/31/2019	606,458	78.70	to	1.96	30,755,744	1.08	1.25	to	2.65	27.53	to	25.79
12/31/2018	720,692	61.72	to	1.56	26,092,021	0.79	1.25	to	2.65	(5.87)	to	(7.02)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	134,750	2.58	to	1.54	17,948,821	-	1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	178,008	3.13	to	1.90	23,849,975	0.11	1.25	to	2.50	15.02	to	13.62
12/31/2020	203,295	2.72	to	1.67	23,747,374	0.66	1.25	to	2.50	18.41	to	16.97
12/31/2019	231,010	2.30	to	1.43	22,243,333	-	1.25	to	2.50	20.28	to	18.81
12/31/2018	213,571	1.91	to	1.20	19,797,254	-	1.25	to	2.50	(20.08)	to	(21.06)
TA Aegon Core Bond Service Class
12/31/2022	3,988,173	0.94	to	0.88	3,703,447	2.39	1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	4,564,144	1.09	to	1.03	4,938,738	2.30	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	5,327,288	1.12	to	1.07	5,921,630	3.28	1.25	to	2.50	5.84	to	4.55
12/31/2019	5,781,522	1.06	to	1.03	6,080,560	2.27	1.25	to	2.50	6.92	to	5.61
12/31/2018	6,921,515	0.99	to	0.97	6,819,818	2.84	1.25	to	2.50	(1.33)	to	(2.54)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	3,801,074	1.11	to	1.04	4,165,334	2.13	1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	4,313,764	1.27	to	1.20	5,424,882	2.00	1.25	to	2.50	20.91	to	19.44
12/31/2020	5,609,565	1.05	to	1.01	5,844,960	2.98	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	6,606,456	1.15	to	1.11	7,535,940	2.45	1.25	to	2.50	22.38	to	20.89
12/31/2018	7,685,489	0.94	to	0.92	7,175,185	2.15	1.25	to	2.50	(12.60)	to	(13.67)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	396,037	10.70	to	1.01	449,999	1.34	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	475,014	12.78	to	1.23	646,100	0.98	1.25	to	2.50	4.44	to	3.16
12/31/2020	490,157	12.24	to	1.19	639,267	2.24	1.25	to	2.50	5.34	to	4.05
12/31/2019	328,454	11.62	to	1.14	407,274	2.00	1.25	to	2.50	9.86	to	8.52
12/31/2018	331,344	10.58	to	1.05	374,532	1.82	1.25	to	2.50	(4.09)	to	(5.27)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2022	389,897	10.56	to	1.02	461,554	1.13	1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	613,726	12.91	to	1.26	855,432	0.83	1.25	to	2.50	6.99	to	5.69
12/31/2020	824,198	12.06	to	1.19	1,075,406	2.00	1.25	to	2.50	1.97	to	0.73
12/31/2019	677,547	11.83	to	1.18	868,422	1.84	1.25	to	2.50	9.76	to	8.42
12/31/2018	667,271	10.78	to	1.09	780,378	1.48	1.25	to	2.50	(5.36)	to	(6.52)

22

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	236,978	$10.02	to	$0.99	$262,461	1.33%	1.25%	to	2.50%	(19.32)%	to	(20.30	) %
12/31/2021	218,102	12.43	to	1.24	299,830	0.56	1.25	to	2.50	6.29	to	5.00
12/31/2020	305,849	11.69	to	1.18	395,991	2.36	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	87,441	12.09	to	1.24	117,346	1.69	1.25	to	2.50	9.98	to	8.64
12/31/2018	87,125	10.99	to	1.14	106,469	0.98	1.25	to	2.50	(7.12)	to	(8.26)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2022	502,624	10.49	to	1.02	576,897	1.14	1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	515,649	12.63	to	1.25	713,414	0.57	1.25	to	2.50	7.82	to	6.51
12/31/2020	504,694	11.72	to	1.17	648,503	1.89	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	343,414	11.93	to	1.21	449,788	1.45	1.25	to	2.50	14.63	to	13.23
12/31/2018	277,497	10.41	to	1.07	317,444	1.33	1.25	to	2.50	(4.51)	to	(5.69)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2022	163,731	10.83	to	1.10	201,550	1.12	1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	184,952	13.20	to	1.35	277,870	0.31	1.25	to	2.50	13.00	to	11.62
12/31/2020	211,405	11.69	to	1.21	281,500	2.25	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	32,471	12.09	to	1.27	44,801	1.64	1.25	to	2.50	15.39	to	13.98
12/31/2018	50,738	10.48	to	1.11	60,768	1.40	1.25	to	2.50	(5.91)	to	(7.07)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	950,802	11.34	to	1.15	1,228,588	1.49	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	1,055,261	13.39	to	1.38	1,612,751	1.11	1.25	to	2.50	8.00	to	6.69
12/31/2020	717,872	12.40	to	1.29	1,017,253	2.21	1.25	to	2.50	2.90	to	1.65
12/31/2019	607,681	12.05	to	1.27	838,061	1.97	1.25	to	2.50	14.22	to	12.83
12/31/2018	578,419	10.55	to	1.13	699,436	1.74	1.25	to	2.50	(5.73)	to	(6.89)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2022	879,299	10.61	to	1.05	1,040,465	1.63	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	842,928	12.18	to	1.23	1,147,044	1.58	1.25	to	2.50	1.49	to	0.25
12/31/2020	839,646	12.00	to	1.22	1,127,459	2.60	1.25	to	2.50	3.62	to	2.35
12/31/2019	380,839	11.59	to	1.19	494,260	2.02	1.25	to	2.50	10.81	to	9.46
12/31/2018	405,986	10.46	to	1.09	476,216	2.18	1.25	to	2.50	(4.79)	to	(5.96)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	371,869	12.33	to	1.33	550,950	1.40	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	438,506	14.60	to	1.59	771,809	0.90	1.25	to	2.50	12.64	to	11.26
12/31/2020	441,010	12.97	to	1.43	690,101	2.32	1.25	to	2.50	2.93	to	1.68
12/31/2019	305,535	12.60	to	1.40	464,738	1.79	1.25	to	2.50	17.94	to	16.50
12/31/2018	381,378	10.68	to	1.21	492,715	1.62	1.25	to	2.50	(8.31)	to	(9.44)
TA Market Participation Strategy Service Class
12/31/2022	45,414	13.71	to	1.43	72,585	0.03	1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	45,417	16.39	to	1.73	86,904	0.49	1.25	to	2.50	13.04	to	11.66
12/31/2020	48,410	14.50	to	1.55	82,070	1.38	1.25	to	2.50	18.84	to	17.40
12/31/2019	3,108	12.20	to	1.32	4,440	0.92	1.25	to	2.50	17.12	to	15.69
12/31/2018	3,112	10.42	to	1.14	3,801	0.35	1.25	to	2.50	(3.94)	to	(5.11)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	186,337	10.78	to	1.11	231,601	0.50	1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	248,703	13.59	to	1.42	390,083	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	303,068	12.93	to	1.37	453,058	3.22	1.25	to	2.50	7.52	to	6.20
12/31/2019	149,732	12.03	to	1.29	208,510	0.16	1.25	to	2.50	18.20	to	16.76
12/31/2018	166,582	10.18	to	1.10	196,551	3.14	1.25	to	2.50	(8.09)	to	(9.22)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	444,372	10.83	to	1.09	542,883	1.16	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	513,043	13.26	to	1.35	768,406	0.98	1.25	to	2.50	2.92	to	1.67
12/31/2020	588,928	12.88	to	1.33	858,279	2.04	1.25	to	2.50	8.54	to	7.21
12/31/2019	106,581	11.87	to	1.24	143,323	0.10	1.25	to	2.50	16.11	to	14.70
12/31/2018	77,396	10.22	to	1.08	89,766	3.26	1.25	to	2.50	(6.32)	to	(7.47)

23

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class
12/31/2022	228,709	$11.65	to	$1.22	$310,704	-%	1.25%	to	2.50%	(19.04)%	to	(20.02	) %
12/31/2021	226,387	14.38	to	1.52	380,236	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	215,947	13.34	to	1.43	336,744	4.37	1.25	to	2.50	7.74	to	6.43
12/31/2019	117,038	12.38	to	1.34	168,516	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	335,791	10.31	to	1.13	407,068	3.10	1.25	to	2.50	(8.83)	to	(9.95)
TA WMC US Growth Initial Class
12/31/2022	153,671	2.94	to	3.84	6,244,751	-	1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	208,982	4.33	to	5.73	10,781,984	0.08	1.25	to	2.50	19.18	to	17.72
12/31/2020	313,541	3.64	to	4.87	14,146,617	0.10	1.25	to	2.50	35.60	to	33.95
12/31/2019	384,961	2.68	to	3.64	12,903,903	0.13	1.25	to	2.50	38.32	to	36.63
12/31/2018	434,332	1.94	to	2.66	10,293,609	0.47	1.25	to	2.50	(1.03)	to	(2.25)
TA WMC US Growth Service Class
12/31/2022	5,693,942	1.61	to	1.51	9,088,947	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	6,254,403	2.38	to	2.26	14,786,888	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	7,715,294	2.00	to	1.92	15,370,001	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	8,929,255	1.48	to	1.44	13,173,823	-	1.25	to	2.50	37.96	to	36.27
12/31/2018	11,161,432	1.07	to	1.06	11,957,314	0.27	1.25	to	2.50	(1.27)	to	(2.49)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

24

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

25

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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